Thrivent Mutual Funds
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211

February 27, 2023

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

RE:       Thrivent Mutual Funds
            Form N-CSR Annual Report to Shareholders
            1940 Act File No. 811-05075

Ladies and Gentlemen:

On behalf of Thrivent Mutual Funds (the “Registrant”), I am transmitting herewith for filing electronically with the Securities and Exchange Commission a copy of the Registrant’s annual report on Form N-CSR.

If you have any questions, please call me at (612) 844-7190.

Sincerely,

/s/ John D. Jackson

John D. Jackson
Secretary and Chief Legal Officer